Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 76,426	$ 74,816
Accounts receivable, net of allowance for doubtful accounts of $9,555 and $7,840 in 2012 and 2011, respectively	83,779	86,428
Net investment in direct financing and sales-type leases	25,668	25,075
Trading containers	8,716	12,970
Containers held for sale	10,757	7,832
Prepaid expenses	11,064	10,243
Deferred taxes	2,453	2,443
Total current assets	218,863	219,807
Restricted cash	70,969	45,858
Containers, net of accumulated depreciation of $395,977 and $377,731 at 2012 and 2011, respectively	2,018,866	1,903,855
Net investment in direct financing and sales-type leases	83,503	85,121
Fixed assets, net of accumulated depreciation of $8,856 and $9,027 at 2012 and 2011, respectively	1,654	1,717
Intangible assets, net of accumulated amortization of $32,251 and $33,340 at 2012 and 2011, respectively	45,402	46,675
Other assets	7,606	7,171
Total assets	2,446,863	2,310,204
Current liabilities:
Accounts payable	3,280	2,616
Accrued expenses	8,760	18,491
Container contracts payable	76,329	25,510
Deferred revenue	4,441	6,245
Due to owners, net	13,863	15,812
Secured debt facility	62,452	41,035
Bonds payable	91,500	91,500
Total current liabilities	260,625	201,209
Revolving credit facilities	202,285	133,047
Secured debt facility	770,245	779,383
Bonds payable	441,584	464,226
Deferred revenue	347	1,136
Interest rate swaps and caps	15,062	16,110
Income tax payable	23,639	22,729
Deferred taxes	6,715	7,438
Total liabilities	1,720,502	1,625,278
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 49,530,473 and 48,951,114 at 2012 and 2011, respectively	495	490
Additional paid-in capital	163,146	154,460
Accumulated other comprehensive loss	49	(28)
Retained earnings	560,528	528,906
Total Textainer Group Holdings Limited shareholders' equity	724,218	683,828
Noncontrolling interest	2,143	1,098
Total equity	726,361	684,926
Total liabilities and equity	$ 2,446,863	$ 2,310,204